SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Money Market Funds [Member]
Short Term Deposits and Marketable Securities [Line Items]
Investment Interest Rates	2.10%	1.30%
Government and Corporate Bonds [Member]
Short Term Deposits and Marketable Securities [Line Items]
Investment Interest Rates	1.50%	1.55%